Financial Instruments and Fair Value Measurements - Non-Recurring Measurements for Long-lived Assets (Table) (Details) - On nonrecuring basis - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Total	$ 514,047
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Long-lived assets held and used		$ 95,550
Total	$ 208,099	$ 95,550